Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Profit or loss [abstract]
Sales	$ 1,657,470	$ 1,373	$ 2,235,159	$ 10,255
Cost of sales	1,160,852	131,679	1,699,265	268,542
Gross profit (loss)	496,618	(130,306)	535,894	(258,287)
Operating expenses
Accretion expense	2,371		4,877	8,427
Amortization	150,590	18,850	167,668	37,699
Consulting fees	168,431	181,253	276,668	455,856
Depreciation	32,271	8,119	32,271	16,238
Foreign exchange loss	21,874	17,423	20,377	37,563
Interest expense	3,649	3,876	6,420	20,075
Investor relations, filing, and compliance fees	118,179	48,177	191,957	101,746
Management and directors salaries and fees	427,298	210,221	693,443	351,498
Marketing	188,762	73,780	432,896	372,305
Other general and administrative expenses	275,275	80,049	385,231	110,358
Professional fees	284,891	212,337	613,956	329,253
Research and development	117,693	84,881	211,268	207,197
Share-based compensation	70,687	470,962	210,557	1,202,041
Salaries and benefits	646,918	1,947	1,073,821	1,947
Total operating expenses	2,508,889	1,411,875	4,321,410	3,252,203
Loss before other income (expenses)	(2,012,271)	(1,542,181)	(3,785,516)	(3,510,490)
Interest and other income	26,676	14,458	50,669	27,398
Royalty income	22,365		34,433
Write-off of licenses		(481,026)		(481,026)
Gain (loss) on derivative liability	842,117	(137,515)	1,598,952	(160,364)
Gain on settlement of debt				38,257
Gain on disposal of equipment			6,688
Unrealized gains on equity instruments		499,860		956,233
Allowance for credit loss		(80,628)		(115,183)
Total other income (expenses)	891,158	(184,851)	1,690,742	265,315
Loss before income taxes	(1,121,113)	(1,727,032)	(2,094,774)	(3,245,175)
Deferred income tax recovery	(92,516)		(196,611)
Income tax expense			1,154
Loss for the period	(1,028,597)	(1,727,032)	(1,899,317)	(3,245,175)
Foreign currency translation adjustment	(13,855)		(13,855)
Comprehensive loss for the period	$ (1,042,452)	$ (1,727,032)	$ (1,913,172)	$ (3,245,175)
Basic and diluted loss per common share - Company	$ (0.05)	$ (0.17)	$ (0.11)	$ (0.27)
Weighted average number of common shares outstanding	19,017,307	10,026,148	17,527,455	12,103,227